Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 10, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Current Receivables [Line Items]
Value added tax collected		$ 10,557	$ 13,289	$ 8,246
Other impairment charges		$ 4,630
Subsequent
Disclosure Of Trade And Other Current Receivables [Line Items]
Value added tax collected	$ 1,083